Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Depreciable Assets (Detail)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Estimated Useful Life	7 years
Machinery and Equipment
Property Plant And Equipment [Line Items]
Estimated Useful Life	5 years
In Service Ground Stations
Property Plant And Equipment [Line Items]
Estimated Useful Life	4 years
Computer Software And Website Development
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Computer Equipment
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Capitalized Satellite Launch Costs And In Service Satellites | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	2 years
Capitalized Satellite Launch Costs And In Service Satellites | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years